Notes Payable (Details Narrative) (10-K) - USD ($)	Nov. 08, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 21, 2016
Balance due form related party		$ 95,600
Consultant [Member]
Borrowed from related party				$ 35,000
Balance due form related party		35,000	$ 35,000
Note, face amount	$ 17,000
Note, maturity date	Nov. 08, 2022
Note, balance outstanding		$ 17,000